Nature of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
1.	Nature of Business
Spire Global, Inc. (“Spire” or the “Company”), founded in August 2012, is a global provider of space-based data and analytics that offers its customers unique datasets and insights about earth from the ultimate vantage point. The Company collects this space-based data through its proprietary constellation of multi-purpose nanosatellites. By designing, manufacturing, integrating and operating its own satellites and ground stations, the Company has unique end-to-end
control and ownership over its entire system. The Company offers the following three Data Solutions to customers: Maritime, Aviation and Weather. As a fourth solution, the Company is providing
“space-as-a-service”
through its Space Services solution.
The Company is comprised of Spire Global, Inc. (United States or U.S.) and its wholly owned subsidiaries Spire Global UK Limited (United Kingdom or U.K.), Spire Global Luxembourg S.a.r.l. (Luxembourg), Spire Global Singapore Pte. Ltd. (Singapore) and Spire Global Canada Acquisition Corp. (Canada). Spire Global Canada Acquisition Corp is the sole owner of exactEarth Ltd. (Canada), which in turn is the sole owner to exactEarth Europe Ltd. (England and Wales). The Company currently operates offices in seven locations: San Francisco, Boulder, Washington D.C. (U.S.), Glasgow (U.K.), Luxembourg, Cambridge, Ontario, and Singapore.
On August 16, 2021 (the “Closing Date”), Spire Global Subsidiary, Inc. (formerly known as Spire Global, Inc.) (“Old Spire”) closed its previously announced merger with NavSight Holdings, Inc. (“NavSight”), a special purpose acquisition company, pursuant to the terms of the Business Combination Agreement, dated as of February 28, 2021, by and among Spire, NavSight, NavSight Merger Sub, Inc., a wholly owned subsidiary of NavSight (“NavSight Merger Sub”), and Peter Platzer, Theresa Condor, Jeroen Cappaert, and Joel Spark (collectively, the “Old Spire Founders,” and such agreement, the “Merger Agreement”). As a result, NavSight Merger Sub merged with and into Old Spire, the separate corporate existence of NavSight Merger Sub ceased, and Old Spire continued as the surviving corporation and a wholly owned subsidiary of NavSight (the “Merger”). NavSight then changed its name to Spire Global, Inc. (together with its consolidated subsidiary, “New Spire” or “Spire”) and Old Spire changed its name to Spire Global Subsidiary, Inc. Please refer to Note 3 “Reverse Recapitalization” for further details of the Merger.
In November 2021, the Company acquired exactEarth, a leading provider of global maritime vessel data for ship tracking and maritime situational awareness solutions in Canada for a combination of cash and Spire stock. Please refer to Note 4 “Business Acquisition” for further details of the acquisition.